Consolidated Statements of Cash Flows (Parentheticals) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement of Cash Flows [Abstract]
Disposal of subsidiaries, net of cash disposed	¥ 2,040			¥ 1,517
Percentage of consideration related to repurchase of ordinary shares	10.00%	10.00%